Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	149,120,878	148,438,108	88,400,879
Preferred stock, shares issued	14,829,942	17,494,820	26,560,266
Preferred stock, shares outstanding	14,829,942	17,494,820	26,560,266
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	112,000,000
Commom stock, shares issued	21,074,608	13,896,400	2,963,695
Commom stock, shares outstanding	21,074,608	13,896,400	2,963,695
Convertible Preferred Stock [Member]
Temporary stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary stock, shares authorized	879,122	1,561,892	0
Temporary stock, shares issued	577,951	1,237,717	0
Temporary stock, shares outstanding	577,951	1,237,717	0